PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 7,630	$ 8,297
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	7,487	8,141
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	3,067	3,061
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	4,140	4,801
Early retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	280	279
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 143	$ 156